Fees and commissions, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fees And Commissions [Abstract]
Commission income - Loans & commitments, net	$ 476	$ 1,126	$ 2,988
Commission income - Letters of credit	10,430	7,458	9,332
Commission income - Arrangements	6,608	5,722	6,880
Total	$ 17,514	$ 14,306	$ 19,200